SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Year ended December 31
	2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Outstanding at Beginning of year	334,839	2.31	564,197	2.64
Granted	-	-	-	-
Exercised	(44,964)	0.41	(123,545)	0.1
Canceled and forfeited	(76,000)	2.22	(105,813)	2.94
Outstanding at end of year	213,875	1.23	334,839	2.31
Exercisable at end of year	159,500	1.28	193,089	1.73

Schedule of Stock-Based Compensation and Warrants Charge
	Year e Ended December 31,
	2021	2020
	$	$
Cost of revenues	7	84
Research and development expenses	12	48
Selling and marketing expenses	7	77
General and administrative expenses	5	2

	31	211

Schedule of Options Outstanding and Exercisable
	Options outstanding				Options Exercisable
Range of exercise price	Number outstanding as of December 31, 2021	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Number outstanding as of December 31, 2021	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
$			$	$			$	$
0.00-2.00	207,875	7.09	1.11	-	153,500	7.10	1.13	-
3.00-5.00	6,000	7.00	4.96	-	6,000	7.00	4.96	-
	213,875	7.08	1.22	-	159,500	7.10	1.27	-

Schedule of Non-vested Option Activity
	Options	Weighted– average grant-date fair value
Non-vested as of December 31, 2020	141,750	1.64
Granted	-	-
Vested	(54,375)	1.07
Forfeited and canceled	(33,000)	3.52
Non-vested as of December 31, 2021	54,375	1.07